Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Details) - Schedule of Payables by Selling financial instruments and Security Repurchase commitment
$ in Thousands, $ in Millions
	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	$ 288,917	$ 405,839	$ 308,734
Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	230,846		16,368
Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending			7,301
Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	183,083		9,067
Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other instruments issued by the Chilean Government and Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	47,763
Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	58,071		292,366
Other Instruments Issued In Chile [Member] | Deposit promissory notes from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Other Instruments Issued In Chile [Member] | Mortgage Bonds From Domestic Banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Other Instruments Issued In Chile [Member] | Bonds from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Other Instruments Issued In Chile [Member] | Deposits in domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	57,691		289,279
Other Instruments Issued In Chile [Member] | Bonds From Other Chilean Companies [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Other Instruments Issued In Chile [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	380		3,087
Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Instruments Issued By Foreign Institutions [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Instruments Issued By Foreign Institutions [Member] | Instruments from foreign governments or Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	288,874		298,711
Up to 1 month [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	230,846		16,368
Up to 1 month [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending			7,301
Up to 1 month [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	183,083		9,067
Up to 1 month [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other instruments issued by the Chilean Government and Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	47,763
Up to 1 month [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	58,028		282,343
Up to 1 month [Member] | Other Instruments Issued In Chile [Member] | Deposit promissory notes from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Up to 1 month [Member] | Other Instruments Issued In Chile [Member] | Mortgage Bonds From Domestic Banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Up to 1 month [Member] | Other Instruments Issued In Chile [Member] | Bonds from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Up to 1 month [Member] | Other Instruments Issued In Chile [Member] | Deposits in domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	57,648		280,696
Up to 1 month [Member] | Other Instruments Issued In Chile [Member] | Bonds From Other Chilean Companies [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Up to 1 month [Member] | Other Instruments Issued In Chile [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	380		1,647
Up to 1 month [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Up to 1 month [Member] | Instruments Issued By Foreign Institutions [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Up to 1 month [Member] | Instruments Issued By Foreign Institutions [Member] | Instruments from foreign governments or Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	43		8,583
Over 1 month and up to 3 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other instruments issued by the Chilean Government and Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	43		8,583
Over 1 month and up to 3 months [Member] | Other Instruments Issued In Chile [Member] | Deposit promissory notes from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Other Instruments Issued In Chile [Member] | Mortgage Bonds From Domestic Banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Other Instruments Issued In Chile [Member] | Bonds from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Other Instruments Issued In Chile [Member] | Deposits in domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending	43		8,583
Over 1 month and up to 3 months [Member] | Other Instruments Issued In Chile [Member] | Bonds From Other Chilean Companies [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Other Instruments Issued In Chile [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Instruments Issued By Foreign Institutions [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 month and up to 3 months [Member] | Instruments Issued By Foreign Institutions [Member] | Instruments from foreign governments or Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending			1,440
Over 3 months and up to 12 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other instruments issued by the Chilean Government and Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending			1,440
Over 3 months and up to 12 months [Member] | Other Instruments Issued In Chile [Member] | Deposit promissory notes from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Other Instruments Issued In Chile [Member] | Mortgage Bonds From Domestic Banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Other Instruments Issued In Chile [Member] | Bonds from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Other Instruments Issued In Chile [Member] | Deposits in domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Other Instruments Issued In Chile [Member] | Bonds From Other Chilean Companies [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Other Instruments Issued In Chile [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending			1,440
Over 3 months and up to 12 months [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Instruments Issued By Foreign Institutions [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 months and up to 12 months [Member] | Instruments Issued By Foreign Institutions [Member] | Instruments from foreign governments or Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other instruments issued by the Chilean Government and Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Deposit promissory notes from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Mortgage Bonds From Domestic Banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Bonds from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Deposits in domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Bonds From Other Chilean Companies [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments Issued By Foreign Institutions [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments Issued By Foreign Institutions [Member] | Instruments from foreign governments or Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other instruments issued by the Chilean Government and Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Deposit promissory notes from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Mortgage Bonds From Domestic Banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Bonds from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Deposits in domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Bonds From Other Chilean Companies [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Other Instruments Issued In Chile [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments Issued By Foreign Institutions [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 1 year and up to 3 years [Member] | Instruments Issued By Foreign Institutions [Member] | Instruments from foreign governments or Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other instruments issued by the Chilean Government and Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Other Instruments Issued In Chile [Member] | Deposit promissory notes from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Other Instruments Issued In Chile [Member] | Mortgage Bonds From Domestic Banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Other Instruments Issued In Chile [Member] | Bonds from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Other Instruments Issued In Chile [Member] | Deposits in domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Other Instruments Issued In Chile [Member] | Bonds From Other Chilean Companies [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Other Instruments Issued In Chile [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Instruments Issued By Foreign Institutions [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 3 years and up to 5 years [Member] | Instruments Issued By Foreign Institutions [Member] | Instruments from foreign governments or Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank bonds [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Central Bank promissory notes [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Instruments issued by the Chilean Governments and Central Bank of Chile [Member] | Other instruments issued by the Chilean Government and Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Other Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Other Instruments Issued In Chile [Member] | Deposit promissory notes from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Other Instruments Issued In Chile [Member] | Mortgage Bonds From Domestic Banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Other Instruments Issued In Chile [Member] | Bonds from domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Other Instruments Issued In Chile [Member] | Deposits in domestic banks [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Other Instruments Issued In Chile [Member] | Bonds From Other Chilean Companies [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Other Instruments Issued In Chile [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Instruments Issued By Foreign Institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Instruments Issued By Foreign Institutions [Member] | Other Instruments
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending
Over 5 years [Member] | Instruments Issued By Foreign Institutions [Member] | Instruments from foreign governments or Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from repurchase agreements and security lending